Shareholder Report, Line Graph (Details) - USD ($)						2 Months Ended	5 Months Ended		6 Months Ended		12 Months Ended
	Jan. 03, 2023	May 10, 2022	Jan. 05, 2022	Feb. 12, 2021	Jan. 29, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
C000236584
Account Value [Line Items]
Line Graph and Table Measure Name			1/22							6/22	6/24	6/23
Account Value			$ 10,000			$ 7,827			$ 9,382	$ 7,827	$ 10,365	$ 9,382	$ 7,827
C000220758
Account Value [Line Items]
Line Graph and Table Measure Name	1/23								6/23		6/24
Account Value	$ 10,000								$ 10,335		$ 12,692	$ 10,335
C000220752
Account Value [Line Items]
Line Graph and Table Measure Name		5/22				6/22					6/24	6/23
Account Value		$ 10,000				$ 9,463			11,487	9,463	$ 16,292	$ 11,487	$ 9,463
C000220751
Account Value [Line Items]
Line Graph and Table Measure Name				2/21			6/21				6/24	6/23	6/22
Account Value				$ 10,000		6,291	$ 10,063	$ 10,063	7,667	6,291	$ 11,152	$ 7,667	$ 6,291
C000220756
Account Value [Line Items]
Line Graph and Table Measure Name					1/21			6/21			6/24	6/23	6/22
Account Value					$ 10,000	9,330	11,218	$ 11,218	10,899	9,330	$ 11,052	$ 10,899	$ 9,330
S&P 500 Index
Account Value [Line Items]
Account Value			10,000			8,938			10,689	8,938	13,314	10,689	8,938
S&P 500 Index
Account Value [Line Items]
Account Value	$ 10,000								11,959		14,896	11,959
S&P 500 Index
Account Value [Line Items]
Account Value		10,000				8,938			10,689	8,938	13,314	10,689	8,938
S&P 500 Index
Account Value [Line Items]
Account Value				$ 10,000		12,584	14,079	14,079	15,049	12,584	18,745	15,049	12,584
S&P 500 Index
Account Value [Line Items]
Account Value					10,000	12,584	14,079	14,079	15,049	12,584	18,745	15,049	12,584
MSCI USA Consumer Discretionary Index
Account Value [Line Items]
Account Value			$ 10,000			7,329			9,125	7,329	10,418	9,125	7,329
S&P 500 Financials Index
Account Value [Line Items]
Account Value		$ 10,000				8,732			9,562	8,732	11,876	9,562	8,732
MSCI USA SRI Index
Account Value [Line Items]
Account Value					$ 10,000	$ 12,272	$ 14,209	$ 14,209	$ 14,513	$ 12,272	$ 18,057	$ 14,513	$ 12,272